1801 California St., Suite 5200

Denver, Colorado 80202

May 6, 2020

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

VIA EDGAR

RE:	Transamerica Series Trust (the "Registrant")
(File Nos. 033-00507; 811-04419)

Ladies and Gentlemen:

On behalf of the Registrant, we are filing today through the EDGAR system a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended. In this regard, we certify that the Registrant's Prospectus and Statement of Additional Information, each dated May 1, 2020, otherwise required to be filed under paragraph (c) of Rule 497, do not differ from those contained in the Form N-1A registration statement for the Registrant (Post-Effective Amendment No. 159) (the "Registration Statement"). The Registration Statement was filed electronically with the Securities and Exchange Commission on April 29, 2020 via EDGAR (Accession Number 0001683863-20-007006).

Should you have any questions or comments regarding this filing, please contact the undersigned at 720- 493-4249.

Very truly yours,

/s/ Rhonda A. Mills

Rhonda A. Mills

Assistant General Counsel

Transamerica Asset Management, Inc.